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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2015

Classes I and S

Strategic Allocation Funds-of-Funds

■	Voya Strategic Allocation Conservative Portfolio
■	Voya Strategic Allocation Growth Portfolio
■	Voya Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	20
Advisory Contract Approval Discussion	26

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Should I Stay or Should I Go?

Dear Shareholder,

The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble/ and if I stay it will be double.”

In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.

Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.

As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)

For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.

But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.

Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.

Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.

But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.

In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned –4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond –0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.

U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.

In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.

In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of –1.05%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,013.50	0.18%	$0.90	$1,000.00	$1,023.90	0.18%	$0.90
Class S	1,000.00	1,012.50	0.43	2.15	1,000.00	1,022.66	0.43	2.16
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,026.00	0.16%	$0.80	$1,000.00	$1,024.00	0.16%	$0.80
Class S	1,000.00	1,025.90	0.41	2.06	1,000.00	1,022.76	0.41	2.06
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,020.10	0.18%	$0.90	$1,000.00	$1,023.90	0.18%	$0.90
Class S	1,000.00	1,018.70	0.43	2.15	1,000.00	1,022.66	0.43	2.16

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$79,786,237	$144,775,629	$139,458,657
Investments in unaffiliated underlying funds at fair value**	6,944,598	10,908,730	10,511,952
Total investments at fair value	$86,730,835	$155,684,359	$149,970,609
Cash	8,434	27,231	19,141
Receivables:
Investments in affiliated underlying funds sold	391,772	1,173,885	855,646
Investments in unaffiliated underlying funds sold	113,345	116,442	267,959
Fund shares sold	39,306	27,423	31,781
Dividends	141,236	95,533	163,138
Prepaid expenses	331	564	565
Reimbursement due from manager	8,940	9,554	13,964
Other assets	13,821	22,823	22,621
Total assets	87,448,020	157,157,814	151,345,424

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	608,897	1,230,711	1,160,852
Payable for investments in unaffiliated underlying funds purchased	44,635	145,650	91,619
Payable for fund shares redeemed	9,178	2,756	34,176
Payable for investment management fees	13,006	22,729	21,927
Payable for distribution and shareholder service fees	602	580	493
Payable for directors fees	446	794	777
Payable to directors under the deferred compensation plan (Note 6)	13,821	22,823	22,621
Other accrued expenses and liabilities	38,296	43,036	48,143
Total liabilities	728,881	1,469,079	1,380,608
NET ASSETS	$86,719,139	$155,688,735	$149,964,816

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$83,719,231	$149,864,674	$148,023,637
Undistributed net investment income	935,616	1,410,142	1,364,810
Accumulated net realized loss	(7,680,280)	(28,843,788)	(24,578,168)
Net unrealized appreciation	9,744,572	33,257,707	25,154,537
NET ASSETS	$86,719,139	$155,688,735	$149,964,816

_________________
* Cost of investments in affiliated underlying funds	$69,992,517	$111,494,867	$114,282,841
** Cost of investments in unaffiliated underlying funds	$6,993,746	$10,931,785	$10,533,231

Class I
Net assets	$83,823,205	$152,909,532	$147,589,121
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,749,322	11,069,952	11,324,646
Net asset value and redemption price per share	$12.42	$13.81	$13.03

Class S
Net assets	$2,895,934	$2,779,203	$2,375,695
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	234,843	202,637	183,205
Net asset value and redemption price per share	$12.33	$13.72	$12.97

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$965,117	$1,475,952	$1,444,507
Dividends from unaffiliated underlying funds	69,471	88,814	87,680
Total investment income	1,034,588	1,564,766	1,532,187

EXPENSES:
Investment management fees(1)	66,138	113,711	110,979
Distribution and shareholder service fees:
Class S	3,637	3,455	2,948
Transfer agent fees	133	147	177
Administrative service fees(1)	29,477	52,016	51,290
Shareholder reporting expense	8,507	13,937	15,747
Professional fees	12,670	18,933	20,177
Custody and accounting expense	3,620	5,502	6,154
Directors fees	1,339	2,382	2,330
Miscellaneous expense	5,691	7,087	5,975
Total expenses	131,212	217,170	215,777
Net waived and reimbursed fees	(45,415)	(84,665)	(70,964)
Net expenses	85,797	132,505	144,813
Net investment income	948,791	1,432,261	1,387,374

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,345	12,482	37,333
Sale of unaffiliated underlying funds	(230,827)	(379,426)	(372,460)
Capital gain distributions from affiliated underlying funds	—	1,575,308	857,431
Foreign currency related transactions	138	291	205
Futures	121,926	210,352	209,028
Sale of affiliated underlying funds	778,095	1,615,998	1,466,209
Net realized gain	682,677	3,035,005	2,197,746
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(363,856)	(253,227)	(355,680)
Unaffiliated underlying funds	(64,209)	(127,039)	(125,074)
Foreign currency related transactions	(395)	(685)	(685)
Futures	45,707	79,225	79,225
Net change in unrealized appreciation (depreciation)	(382,753)	(301,726)	(402,214)
Net realized and unrealized gain	299,924	2,733,279	1,795,532
Increase in net assets resulting from operations	$1,248,715	$4,165,540	$3,182,906

(1)	Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$948,791	$2,199,966	$1,432,261	$2,283,797
Net realized gain	682,677	2,719,805	3,035,005	8,313,784
Net change in unrealized appreciation (depreciation)	(382,753)	1,003,240	(301,726)	(687,659)
Increase in net assets resulting from operations	1,248,715	5,923,011	4,165,540	9,909,922

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(2,635,046)	(2,338,231)	(3,887,081)	(3,174,517)
Class S	(83,164)	(74,450)	(65,236)	(16,151)
Total distributions	(2,718,210)	(2,412,681)	(3,952,317)	(3,190,668)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,608,560	9,743,456	4,420,105	6,772,928
Reinvestment of distributions	2,718,210	2,412,681	3,952,317	3,190,668
	7,326,770	12,156,137	8,372,422	9,963,596
Cost of shares redeemed	(7,950,725)	(17,318,227)	(7,850,260)	(21,610,801)
Net increase (decrease) in net assets resulting from capital share transactions	(623,955)	(5,162,090)	522,162	(11,647,205)
Net increase (decrease) in net assets	(2,093,450)	(1,651,760)	735,385	(4,927,951)

NET ASSETS:
Beginning of year or period	88,812,589	90,464,349	154,953,350	159,881,301
End of year or period	$86,719,139	$88,812,589	$155,688,735	$154,953,350
Undistributed net investment income at end of year or period	$935,616	$2,705,035	$1,410,142	$3,930,198

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,387,374	$2,894,970
Net realized gain	2,197,746	6,852,035
Net change in unrealized appreciation (depreciation)	(402,214)	385,684
Increase in net assets resulting from operations	3,182,906	10,132,689

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,289,841)	(3,571,212)
Class S	(62,312)	(37,943)
Total distributions	(4,352,153)	(3,609,155)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,019,732	8,746,541
Reinvestment of distributions	4,352,153	3,609,155
	7,371,885	12,355,696
Cost of shares redeemed	(10,587,118)	(19,654,636)
Net decrease in net assets resulting from capital share transactions	(3,215,233)	(7,298,940)
Net decrease in net assets	(4,384,480)	(775,406)

NET ASSETS:
Beginning of year or period	154,349,296	155,124,702
End of year or period	$149,964,816	$154,349,296
Undistributed net investment income at end of year or period	$1,364,810	$4,329,589

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-15	12.64	0.14	•	0.04	0.18	0.40	—	—	0.40	—	12.42	1.35	0.29	0.18	0.18	2.15	83,823	16
12-31-14	12.17	0.30	•	0.49	0.79	0.32	—	—	0.32	—	12.64	6.62	0.23	0.16	0.16	2.39	85,812	29
12-31-13	11.14	0.31	•	1.02	1.33	0.30	—	—	0.30	—	12.17	12.11	0.22	0.11	0.11	2.64	87,378	55
12-31-12	10.19	0.28	•	0.96	1.24	0.29	—	—	0.29	—	11.14	12.31	0.22	0.09	0.09	2.64	81,360	107
12-31-11	10.41	0.27	•	(0.07)	0.20	0.42	—	—	0.42	—	10.19	1.79	0.22	0.06	0.06	2.63	80,825	59
12-31-10	9.80	0.36	•	0.70	1.06	0.45	—	—	0.45	—	10.41	11.07	0.20	0.09	0.09	3.66	90,086	88
Class S
06-30-15	12.53	0.12	•	0.04	0.16	0.36	—	—	0.36	—	12.33	1.25	0.54	0.43	0.43	1.91	2,896	16
12-31-14	12.07	0.26	•	0.50	0.76	0.30	—	—	0.30	—	12.53	6.37	0.48	0.41	0.41	2.14	3,001	29
12-31-13	11.06	0.29	•	0.99	1.28	0.27	—	—	0.27	—	12.07	11.76	0.47	0.36	0.36	2.53	3,086	55
12-31-12	10.12	0.24		0.96	1.20	0.26	—	—	0.26	—	11.06	12.02	0.47	0.34	0.34	2.51	1,664	107
12-31-11	10.34	0.24	•	(0.07)	0.17	0.39	—	—	0.39	—	10.12	1.53	0.47	0.31	0.31	2.29	1,378	59
12-31-10	9.73	0.34		0.70	1.04	0.43	—	—	0.43	—	10.34	10.91	0.45	0.34	0.34	3.53	1,752	88

Voya Strategic Allocation Growth Portfolio
Class I
06-30-15	13.80	0.13	•	0.24	0.37	0.36	—	—	0.36	—	13.81	2.60	0.27	0.16	0.16	1.82	152,910	13
12-31-14	13.22	0.20	•	0.66	0.86	0.28	—	—	0.28	—	13.80	6.57	0.22	0.14	0.14	1.45	152,281	33
12-31-13	10.99	0.21	•	2.22	2.43	0.20	—	—	0.20	—	13.22	22.40	0.21	0.11	0.11	1.74	159,018	53
12-31-12	9.70	0.18	•	1.27	1.45	0.16	—	—	0.16	—	10.99	14.99	0.20	0.06	0.06	1.77	141,892	74
12-31-11	10.24	0.14	•	(0.41)	(0.27)	0.27	—	—	0.27	—	9.70	(2.92)	0.20	0.05	0.05	1.42	138,642	53
12-31-10	9.39	0.23	•	0.97	1.20	0.35	—	—	0.35	—	10.24	13.06	0.19	0.09	0.09	2.47	171,094	36
Class S
06-30-15	13.69	0.11	•	0.25	0.36	0.33	—	—	0.33	—	13.72	2.59	0.52	0.41	0.41	1.57	2,779	13
12-31-14	13.13	0.16	•	0.65	0.81	0.25	—	—	0.25	—	13.69	6.22	0.47	0.39	0.39	1.22	2,673	33
12-31-13	10.92	0.18	•	2.21	2.39	0.18	—	—	0.18	—	13.13	22.11	0.46	0.36	0.36	1.54	863	53
12-31-12	9.62	0.16	•	1.25	1.41	0.11	—	—	0.11	—	10.92	14.71	0.45	0.31	0.31	1.51	648	74
12-31-11	10.16	0.12	•	(0.42)	(0.30)	0.24	—	—	0.24	—	9.62	(3.16)	0.45	0.30	0.30	1.14	620	53
12-31-10	9.32	0.21	•	0.96	1.17	0.33	—	—	0.33	—	10.16	12.81	0.44	0.34	0.34	2.22	1,753	36

Voya Strategic Allocation Moderate Portfolio
Class I
06-30-15	13.14	0.12	•	0.15	0.27	0.38	—	—	0.38	—	13.03	2.01	0.28	0.18	0.18	1.81	147,589	13
12-31-14	12.61	0.24	•	0.59	0.83	0.30	—	—	0.30	—	13.14	6.69	0.22	0.17	0.17	1.86	152,010	34
12-31-13	11.05	0.24	•	1.57	1.81	0.25	—	—	0.25	—	12.61	16.60	0.21	0.12	0.12	2.08	153,367	54
12-31-12	9.93	0.23	•	1.11	1.34	0.22	—	—	0.22	—	11.05	13.60	0.20	0.09	0.09	2.18	142,200	84
12-31-11	10.31	0.20	•	(0.24)	(0.04)	0.34	—	—	0.34	—	9.93	(0.57)	0.21	0.07	0.07	1.97	139,057	57
12-31-10	9.58	0.30	•	0.83	1.13	0.40	—	—	0.40	—	10.31	12.03	0.19	0.10	0.10	3.15	164,412	60
Class S
06-30-15	13.07	0.10	•	0.15	0.25	0.35	—	—	0.35	—	12.97	1.87	0.53	0.43	0.43	1.56	2,376	13
12-31-14	12.54	0.21	•	0.59	0.80	0.27	—	—	0.27	—	13.07	6.50	0.47	0.42	0.42	1.62	2,339	34
12-31-13	11.00	0.22	•	1.55	1.77	0.23	—	—	0.23	—	12.54	16.24	0.46	0.37	0.37	1.84	1,758	54
12-31-12	9.86	0.21	•	1.11	1.32	0.18	—	—	0.18	—	11.00	13.45	0.45	0.34	0.34	1.96	1,223	84
12-31-11	10.25	0.15	•	(0.22)	(0.07)	0.32	—	—	0.32	—	9.86	(0.91)	0.46	0.32	0.32	1.44	1,131	57
12-31-10	9.53	0.27		0.83	1.10	0.38	—	—	0.38	—	10.25	11.77	0.44	0.35	0.35	2.92	2,874	60

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio offers Class I and Class S shares. Each class has equal rights as to voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

G.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2015, each Portfolio has purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2015, the Portfolios had average notional values on futures contracts purchased as disclosed below. There were no open futures contracts at June 30, 2015.

Purchased
Strategic Allocation Conservative	$1,826,644
Strategic Allocation Growth	3,166,021
Strategic Allocation Moderate	3,102,911

H.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$13,763,694	$14,064,374
Strategic Allocation Growth	22,009,740	20,452,052
Strategic Allocation Moderate	19,959,085	22,561,999

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee of 0.08% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.60% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or direct investments. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. Effective January 1, 2015, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Administrator was contractually obligated to waive a portion of the administration fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets for at least two years from the effective date of January 1, 2015. This waiver was not eligible for recoupment. Prior to January 1, 2015, the Administrator received from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion and 0.030% thereafter of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.

Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee of 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.70% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or direct investments. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations. Effective May 1, 2015, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance	Strategic Allocation Conservative	8.18%
Company	Strategic Allocation Growth	6.26
	Strategic Allocation Moderate	10.54
Voya Retirement	Strategic Allocation Conservative	87.33
Insurance and Annuity	Strategic Allocation Growth	89.30
Company	Strategic Allocation Moderate	85.98

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class I	Class S
Strategic Allocation Conservative	0.65%	0.90%
Strategic Allocation Growth(2)	0.75%	1.00%
Strategic Allocation Moderate	0.70%	0.95%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Pursuant to a side letter agreement, the Investment Adviser has further lowered the expense limits for Strategic Allocation Growth to 0.71% and 0.96% for Classes I and S, respectively. The side letter agreement will continue through May 1, 2016. Termination or modification of this obligation requires approval by the Board.

The Expense Limitation Agreement is contractual through May 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2016	2017	2018	Total
Strategic Allocation Conservative	$92,919	$76,885	$53,262	$223,066
Strategic Allocation Growth	178,175	144,421	106,335	428,931
Strategic Allocation Moderate	138,427	119,294	63,283	321,004

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2015	349,890	—	208,469	(599,932)	(41,573)	4,499,416	—	2,635,046	(7,701,234)	(566,772)
12/31/2014	737,535	—	191,973	(1,319,370)	(389,862)	9,104,379	—	2,338,231	(16,397,578)	(4,954,968)
Class S
6/30/2015	8,574	—	6,627	(19,797)	(4,596)	109,144	—	83,164	(249,491)	(57,183)
12/31/2014	52,301	—	6,153	(74,617)	(16,163)	639,077	—	74,450	(920,649)	(207,122)
Strategic Allocation Growth
Class I
6/30/2015	298,877	—	275,289	(542,398)	31,768	4,212,916	—	3,887,081	(7,681,229)	418,768
12/31/2014	365,360	—	240,859	(1,596,697)	(990,478)	4,925,887	—	3,174,517	(21,441,251)	(13,340,847)
Class S
6/30/2015	14,689	—	4,653	(11,879)	7,463	207,189	—	65,236	(169,031)	103,394
12/31/2014	140,639	—	1,233	(12,463)	129,409	1,847,041	—	16,151	(169,550)	1,693,642
Strategic Allocation Moderate
Class I
6/30/2015	222,234	—	322,787	(786,154)	(241,133)	2,961,716	—	4,289,841	(10,522,349)	(3,270,792)
12/31/2014	606,270	—	284,106	(1,489,076)	(598,700)	7,797,604	—	3,571,212	(19,143,978)	(7,775,162)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Moderate (continued)
Class S
6/30/2015	4,359	—	4,710	(4,907)	4,162	58,016	—	62,312	(64,769)	55,559
12/31/2014	75,735	—	3,031	(39,883)	38,883	948,937	—	37,943	(510,658)	476,222

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2015.

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that under performs other funds or asset classes.

Foreign Investments and/or Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolios or the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	Ordinary Income	Ordinary Income
Strategic Allocation Conservative	$2,718,210	$2,412,681
Strategic Allocation Growth	3,952,317	3,190,668
Strategic Allocation Moderate	4,352,153	3,609,155

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Strategic Allocation Conservative	$2,718,121	$8,864,057	$(6,129,206)	2017
			(970,483)	2018
			$(7,099,689)
Strategic Allocation Growth	3,952,056	28,684,649	(13,782,436)	2017
			(13,221,573)	2018
			$(27,004,009)
Strategic Allocation Moderate	4,351,093	23,251,855	(17,816,375)	2017
			(6,654,643)	2018
			$(24,471,018)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
7,306		iShares Barclays 20+ Year Treasury Bond Fund	$858,163	1.0
19,536		iShares iBoxx High Yield Corporate Bond Fund	1,734,797	2.0
16,856		SPDR Trust Series 1	3,469,807	4.0

		Total Exchange-Traded Funds (Cost $6,101,428)	6,062,767	7.0

MUTUAL FUNDS: 93.0%
		Affiliated Investment Companies: 92.0%
86,339		Voya Floating Rate Fund — Class I	868,570	1.0
1,080,237		Voya High Yield Bond Fund — Class I	8,706,710	10.0
3,216,747		Voya Intermediate Bond Fund — Class R6	32,070,970	37.0
713,107		Voya International Index Portfolio — Class I	6,895,743	8.0
437,806		Voya Large Cap Growth Portfolio — Class I	9,123,872	10.5
657,841		Voya Large Cap Value Portfolio — Class I	8,242,743	9.5
82,867		Voya MidCap Opportunities Portfolio — Class I	1,303,503	1.5
101,285		Voya Multi-Manager Mid Cap Value Fund — Class I	1,301,516	1.5

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
348,149		Voya Short Term Bond Fund — Class R6	$3,464,083	4.0
350,921		Voya U.S. Stock Index Portfolio — Class I	5,207,673	6.0
218,559		VY® Clarion Global Real Estate Portfolio — Class I	2,600,854	3.0
			79,786,237	92.0

		Unaffiliated Investment Companies: 1.0%
149,971	@	Credit Suisse Commodity Return Strategy Fund — Class I	881,831	1.0

		Total Mutual Funds (Cost $70,884,835)	80,668,068	93.0

		Total Investments in Securities (Cost $76,986,263)	$86,730,835	100.0
		Liabilities in Excess of Other Assets	(11,696)	—
		Net Assets	$86,719,139	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $78,272,046.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$10,139,007
Gross Unrealized Depreciation	(1,680,218)
Net Unrealized Appreciation	$8,458,789

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,062,767	$—	$—	$6,062,767
Mutual Funds	80,668,068	—	—	80,668,068
Total Investments, at fair value	$86,730,835	$—	$—	$86,730,835

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class I	$892,623	$56,829	$(87,208)	$6,326	$868,570	$17,356	$(880)	$—
Voya High Yield Bond Fund — Class I	8,919,950	757,749	(1,013,748)	42,759	8,706,710	244,658	(6,037)	—

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class R6	$33,036,234	$2,151,680	$(2,736,169)	$(380,775)	$32,070,970	$453,234	$1,001	$—
Voya International Index Portfolio — Class I	7,003,047	562,937	(886,973)	216,732	6,895,743	216,116	8,011	—
Voya Large Cap Growth Portfolio — Class I	9,189,111	414,448	(786,206)	306,519	9,123,872	—	55,893	—
Voya Large Cap Value Portfolio — Class I	8,442,499	478,957	(681,357)	2,644	8,242,743	—	21,429	—
Voya MidCap Opportunities Portfolio — Class I	1,758,024	78,942	(379,289)	(154,174)	1,303,503	—	220,318	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,755,197	95,181	(569,888)	21,026	1,301,516	—	25,347	—
Voya RussellTM Mid Cap Index Portfolio — Class I	1,752,082	47,892	(1,463,510)	(336,464)	—	—	423,232	—
Voya Short Term Bond Fund — Class R6	3,563,385	224,400	(324,736)	1,034	3,464,083	33,753	(907)	—
Voya U.S. Stock Index Portfolio — Class I	3,554,832	2,218,352	(593,733)	28,222	5,207,673	—	768	—
VY® Clarion Global Real Estate Portfolio — Class I	2,636,734	273,838	(192,013)	(117,705)	2,600,854	—	29,920	—
	$82,503,718	$7,361,205	$(9,714,830)	$(363,856)	$79,786,237	$965,117	$778,095	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$121,926
Total	$121,926

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$45,707
Total	$45,707

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.0%
13,107		iShares Barclays 20+ Year Treasury Bond Fund	$1,539,548	1.0
17,592		iShares iBoxx High Yield Corporate Bond Fund	1,562,170	1.0
30,239		SPDR Trust Series 1	6,224,698	4.0

		Total Exchange-Traded Funds (Cost $9,330,672)	9,326,416	6.0

MUTUAL FUNDS: 94.0%
		Affiliated Investment Companies: 93.0%
588,104		Voya Emerging Markets Index Portfolio — Class I	6,322,116	4.1
309,787		Voya Floating Rate Fund — Class I	3,116,454	2.0
1,162,731		Voya High Yield Bond Fund — Class I	9,371,612	6.0
467,912		Voya Intermediate Bond Fund — Class R6	4,665,086	3.0
2,718,375		Voya International Index Portfolio — Class I	26,286,685	16.9
1,309,044		Voya Large Cap Growth Portfolio — Class I	27,280,477	17.5
2,049,743		Voya Large Cap Value Portfolio — Class I	25,683,282	16.5
346,853		Voya MidCap Opportunities Portfolio — Class I	5,455,993	3.5
423,948		Voya Multi-Manager Mid Cap Value Fund — Class I	5,447,730	3.5

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
579,450		Voya RussellTM Mid Cap Index Portfolio — Class I	$9,346,533	6.0
297,081		Voya Small Company Portfolio — Class I	6,232,760	4.0
839,369		Voya U.S. Stock Index Portfolio — Class I	12,456,233	8.0
261,401		VY® Clarion Global Real Estate Portfolio — Class I	3,110,668	2.0
			144,775,629	93.0

		Unaffiliated Investment Companies: 1.0%
269,101	@	Credit Suisse Commodity Return Strategy Fund — Class I	1,582,314	1.0

		Total Mutual Funds (Cost $113,095,980)	146,357,943	94.0

		Total Investments in Securities (Cost $122,426,652)	$155,684,359	100.0
		Assets in Excess of Other Liabilities	4,376	—
		Net Assets	$155,688,735	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $127,341,352.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,545,435
Gross Unrealized Depreciation	(5,202,428)
Net Unrealized Appreciation	$28,343,007

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,326,416	$—	$—	$9,326,416
Mutual Funds	146,357,943	—	—	146,357,943
Total Investments, at fair value	$155,684,359	$—	$—	$155,684,359

ˆ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$6,217,460	$317,607	$(284,274)	$71,323	$6,322,116	$129,208	$(16,515)	$—
Voya Floating Rate Fund — Class I	3,135,285	126,745	(166,209)	20,633	3,116,454	61,591	(1,720)	—
Voya High Yield Bond Fund — Class I	9,397,211	514,669	(581,143)	40,875	9,371,612	261,018	(5,261)	—
Voya Intermediate Bond Fund — Class R6	4,704,385	216,911	(200,714)	(55,496)	4,665,086	65,150	105	—
Voya International Index Portfolio — Class I	26,138,125	1,339,873	(2,021,154)	829,841	26,286,685	815,560	(1,427)	—
Voya Large Cap Growth Portfolio — Class I	26,899,456	558,190	(1,148,921)	971,752	27,280,477	—	93,554	—
Voya Large Cap Value Portfolio — Class I	25,751,045	966,526	(1,086,327)	52,038	25,683,282	—	18,183	—
Voya MidCap Opportunities Portfolio — Class I	5,403,520	107,947	(238,411)	182,937	5,455,993	—	18,384	—
Voya Multi-Manager Mid Cap Value Fund — Class I	5,394,777	147,683	(226,867)	132,137	5,447,730	—	7,423	—
Voya RussellTM Mid Cap Index Portfolio — Class I	13,847,895	1,330,712	(3,954,444)	(1,877,630)	9,346,533	113,056	1,472,291	698,120
Voya Small Company Portfolio — Class I	6,166,330	1,030,924	(386,323)	(578,171)	6,232,760	30,369	9,076	877,187
Voya U.S. Stock Index Portfolio — Class I	9,364,727	3,676,182	(666,200)	81,524	12,456,233	—	3,201	—
VY® Clarion Global Real Estate Portfolio — Class I	3,087,284	263,550	(115,176)	(124,990)	3,110,668	—	18,705	—
	$145,507,500	$10,597,519	$(11,076,163)	$(253,227)	$144,775,629	$1,475,952	$1,615,998	$1,575,308

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$210,352
Total	$210,352

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$79,225
Total	$79,225

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.0%
12,642		iShares Barclays 20+ Year Treasury Bond Fund	$1,484,929	1.0
16,927		iShares iBoxx High Yield Corporate Bond Fund	1,503,118	1.0
29,143		SPDR Trust Series 1	5,999,087	4.0

		Total Exchange-Traded Funds (Cost $8,990,284)	8,987,134	6.0

MUTUAL FUNDS: 94.0%
		Affiliated Investment Companies: 93.0%
424,930		Voya Emerging Markets Index Portfolio — Class I	4,568,001	3.1
298,430		Voya Floating Rate Fund — Class I	3,002,202	2.0
1,119,989		Voya High Yield Bond Fund — Class I	9,027,108	6.0
3,455,811		Voya Intermediate Bond Fund — Class R6	34,454,434	23.0
1,694,447		Voya International Index Portfolio — Class I	16,385,303	10.9
1,044,880		Voya Large Cap Growth Portfolio — Class I	21,775,294	14.5
1,615,589		Voya Large Cap Value Portfolio — Class I	20,243,333	13.5
286,398		Voya MidCap Opportunities Portfolio — Class I	4,505,041	3.0
350,054		Voya Multi-Manager Mid Cap Value Fund — Class I	4,498,194	3.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
286,191		Voya Small Company Portfolio — Class I	$6,004,279	4.0
808,548		Voya U.S. Stock Index Portfolio — Class I	11,998,849	8.0
251,817		VY® Clarion Global Real Estate Portfolio — Class I	2,996,619	2.0
			139,458,657	93.0

		Unaffiliated Investment Companies: 1.0%
259,323	@	Credit Suisse Commodity Return Strategy Fund — Class I	1,524,818	1.0

		Total Mutual Funds (Cost $115,825,788)	140,983,475	94.0

		Total Investments in Securities (Cost $124,816,072)	$149,970,609	100.0
		Liabilities in Excess of Other Assets	(5,793)	—
		Net Assets	$149,964,816	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $127,139,522.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,763,323
Gross Unrealized Depreciation	(2,932,236)
Net Unrealized Appreciation	$22,831,087

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,987,134	$—	$—	$8,987,134
Mutual Funds	140,983,475	—	—	140,983,475
Total Investments, at fair value	$149,970,609	$—	$—	$149,970,609

ˆ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$4,629,169	$192,652	$(317,308)	$63,488	$4,568,001	$94,723	$(19,552)	$—
Voya Floating Rate Fund — Class I	3,112,560	103,942	(235,838)	21,538	3,002,202	60,315	(2,388)	—
Voya High Yield Bond Fund — Class I	9,324,836	457,224	(800,178)	45,226	9,027,108	254,507	(6,161)	—
Voya Intermediate Bond Fund — Class R6	35,804,638	1,339,623	(2,282,013)	(407,814)	34,454,434	489,650	784	—
Voya International Index Portfolio — Class I	16,789,381	767,520	(1,692,884)	521,286	16,385,303	515,627	24,819	—
Voya Large Cap Growth Portfolio — Class I	22,125,544	336,386	(1,400,678)	714,042	21,775,294	—	166,463	—
Voya Large Cap Value Portfolio — Class I	20,916,944	603,684	(1,261,865)	(15,430)	20,243,333	—	78,038	—
Voya MidCap Opportunities Portfolio — Class I	5,364,162	76,333	(779,963)	(155,491)	4,505,041	—	358,217	—
Voya Multi-Manager Mid Cap Value Fund — Class I	5,355,490	128,493	(1,074,381)	88,592	4,498,194	—	52,650	—
Voya RussellTM Mid Cap Index Portfolio — Class I	3,054,877	31,629	(2,501,151)	(585,355)	—	—	736,584	—
Voya Small Company Portfolio — Class I	6,121,410	974,353	(514,108)	(577,376)	6,004,279	29,685	21,639	857,431
Voya U.S. Stock Index Portfolio — Class I	9,288,137	3,621,459	(986,529)	75,782	11,998,849	—	11,369	—
VY® Clarion Global Real Estate Portfolio — Class I	3,064,827	230,717	(154,757)	(144,168)	2,996,619	—	43,747	—
	$144,951,975	$8,864,015	$(14,001,653)	$(355,680)	$139,458,657	$1,444,507	$1,466,209	$857,431

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$209,028
Total	$209,028

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$79,225
Total	$79,225

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on March 12, 2015, the Board of Directors (the “Board”) of Voya Strategic Allocation Portfolios, Inc. (the “Company”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors”) of Voya Strategic Allocation Conservative Portfolio, Voya Strategic Allocation Growth Portfolio, and Voya Strategic Allocation Moderate Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Company, approved amending and restating the Investment Management Agreements between the Company, on behalf of the Portfolios, and Voya Investments, LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.

On March 12, 2015, the Board, including the Independent Directors, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

RETIREMENT  |  INVESTMENTS  |  INSURANCE

voyainvestments.com

    VPSAR-SAIS     (0615-081815)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Committee currently consists of all Independent Directors of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as director: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 4, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 4, 2015